Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America. The following are the significant accounting policies adopted by the Company:

Principles of consolidation

The accompanying consolidated financial statements include the accounts of Euroseas Ltd. and its subsidiaries. Inter-company balances and transactions are eliminated on consolidation.

Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other comprehensive income / (loss)

The Company has
no
other comprehensive income / (loss) and accordingly comprehensive income / (loss) equals net income / (loss) for all periods presented. As such, no
statement of comprehensive income / (loss) has been presented.

Foreign currency translation

The Company’s functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date. Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction. The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash equivalents

Cash equivalents are cash in bank accounts, time deposits or other certificates purchased with an original maturity of three
months or less.

Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel and amounts that are pledged, blocked or held as cash collateral.

Trade accounts receivable

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.

Inventories

Inventories are stated at the lower of cost and net realizable value, which is the estimated selling prices less reasonably predictable costs of disposal and transportation. Inventories are valued using the FIFO (First-In First-Out) method.

Vessels

Vessels are stated at cost, which comprises the vessel contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses, less accumulated depreciation and impairment, if any. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.
Vessels under construction are presented at cost, which includes shipyard installment payments and other vessel costs incurred during the construction period that are directly attributable to the construction of the vessels, including interest costs incurred during the construction period.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Assets Held for Sale

The Company
may
dispose of certain of its vessels when suitable opportunities occur, including prior to the end of their useful lives. The Company classifies assets as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one
year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less the cost to sell the asset. These assets are no
longer depreciated once they meet the criteria of being held for sale.

Depreciation

Depreciation is calculated on a straight line basis over the estimated useful life of the vessel with reference to the cost of the vessel, and estimated scrap value. Remaining useful lives of vessels are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods. The Company estimates that its vessels have a useful life of
25
years from the completion of their construction. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted. The estimated salvage value of each vessel is
$0.25
per light weight ton as of
December 31, 2019
and
2018,
which is based on the historical average demolition prices.

Insurance claims and insurance proceeds

Claims receivable are recorded on the accrual basis and represent the amounts to be received, net of deductibles incurred through each balance sheet date, for which recovery from insurance companies is probable and the claim is not
subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities. Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow.

Revenue and expense recognition

Revenues are generated from time charters and voyage charters. Under a time charter agreement a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. Under a voyage charter agreement, a contract is made in the spot market for the use of a vessel for a specific voyage to transport a specified agreed upon cargo at a specified freight rate per ton or occasionally a lump sum amount. Under a voyage charter agreement, the charter party generally has a minimum amount of cargo and the charterer is liable for any short loading of cargo or "dead" freight.

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
“Leases (Topic
842
)”, which amends the existing accounting standard for lease accounting and adds additional disclosures about leasing arrangements. ASC
842
requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. ASC
842,
as amended, subject to certain transition relief options, allows a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, or allows entities to elect not
to recast the comparative periods presented when transitioning to ASC
842
and to recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. ASC
842
also provides a practical expedient to lessors by class of underlying asset, to not
separate non lease components from the associated lease component, similar to the expedient provided for lessees, when the following criteria are met: i) the timing and pattern of transfer for the lease component is the same as those for the non-lease component associated with that lease component and (ii) the lease component, if accounted for separately, would be classified as an operating lease. ASC
842
is effective for public entities with reporting periods beginning after
December 15, 2018,
including interim periods within those fiscal periods. The Company adopted ASC
842
for its reporting period commencing
January 1, 2019
and has elected to use the optional new transition method that results in initial recognition of a cumulative effect adjustment to retained earnings in the year of adoption. As a result, prior periods as reported by the Company, have not
been impacted by the adoption.

A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. Time charter revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. As of
December 31, 2019,
all of the Company’s vessels are employed under time charters with remaining terms ranging from less than one
month to
12
months based on the minimum duration of the time charter contracts and certain time charter contracts include renewal options for terms ranging from
8
months to
23
months. A time charter generally provides typical warranties and owner protective restrictions. The Company’s time charter agreements are classified as operating leases pursuant to ASC
842,
because (i) the vessel is an identifiable asset, (ii) the Company does not
have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel, during the term of the contract, and derives the economic benefits from such use. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period.

As discussed above, the transition guidance associated with ASC
842
allows for certain practical expedients to lessors. The Company elected not
to separate the lease and non-lease components included in the time charter revenue because the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and the lease component, if accounted for separately, would be classified as an operating lease. The nature of the lease component and non-lease component that are combined as a result of applying the respective practical expedient are the hire rate for a bareboat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubricants, respectively. The lease component is the predominant component and the Company accounts for the combined component as an operating lease in accordance with Topic
842.

Both the lease component and non-lease component are earned by the passage of time. Since lessor accounting remains largely unchanged from previous U.S. GAAP, upon adoption of ASC
842,
the timing and recognition of earnings from time charter contracts to which the Company is party did not
change from prior policy, with the exception of ballast bonuses which were recognized during the ballast leg while they are now deferred and recognized over time during the charter period. The performance obligations in a time charter contract are recognized on a straight-line basis over the term of the respective time charter agreements, beginning when the vessel is delivered to the charterer until it is redelivered back to the Company, and is recorded in “Time charter revenue” in the consolidated statements of operations for the years ended
December 31, 2017,
2018
and
2019.

Voyage charter agreements are considered service contracts that fall under the provisions of ASC
606,
because the Company as the shipowner retains the control over the operation of the vessel such as directing the routes taken or the vessel speed. The Company considered the provisions of ASC
842
and determined that its voyage charter agreements do
not
contain a lease because the charterer under such contracts does not
have the right to control the use of the vessel since the Company, as the ship-owner, retains control over the operations of the vessel, provided also that the terms are pre-determined and any change requires the Company’s consent. The Company accounts for a voyage charter when all the following criteria are met: (i) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (ii) the Company can identify each party’s rights regarding the services to be transferred, (iii) the Company can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (v) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The Company has determined that there is one
single performance obligation for each of its voyage contracts, which is to provide the charterer with an integrated transportation service within a specified time period. In addition, the Company has concluded that a contract for a voyage charter meets the criteria to recognize revenue over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenue is recognized on a straight line basis over the voyage days from the loading of cargo to its discharge. The majority of revenue from voyage charter agreements is usually collected in advance.

Demurrage income is included in Voyage charter revenues, represents revenue earned from the charterer when loading or discharging time exceeded the stipulated time in the voyage charter agreement and is recognized when earned and collection is reasonably assured. Demurrage income for the years ended
December 31, 2017,
2018
and
2019
was
not
material.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessel operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Under voyage charter agreements, voyage expenses relate to bunkers, port charges, canal tolls, and agency fees and are all paid by the Company. Costs incurred prior to loading which are directly related to the voyage are deferred by the Company if they meet certain conditions, and are amortized over the duration of the voyage from load port to discharge port. Costs incurred during the voyage are expensed as incurred. Under time charter agreements, voyage expenses which are also recognized as incurred by the Company include costs for draft surveys, holds cleaning, postage, extra war risk insurance and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the cost of bunkers and other voyage expenses whilst the vessel is on time charter. Certain voyage expenses paid by the Company, such as extra war risk insurance and holds cleaning may
be recovered from the charterer; such amounts recovered are recorded as other income within time charter revenue.

Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of operations.

Dry-docking and special survey expenses

Dry-docking and special survey expenses are expensed as incurred.

Pension and retirement benefit obligations – crew

The ship-owning companies contract the crews on board the vessels under short-term contracts (usually up to
9
months). Accordingly, they are
not
liable for any pension or post-retirement benefits.

Financing costs

Loan arrangement fees are deferred and amortized to interest expense over the duration of the underlying loan using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed in the period the repayment or refinancing occurs.

Offering expenses

Deferred offering expenses are charged against paid-in capital when financing is completed or expensed to “General and administrative expenses” in the consolidated statements of operations when the offering is aborted.

Fair value of above/below market time charters acquired

The Company records all identified tangible and intangible assets or any liabilities associated with the acquisition of a vessel at fair value. Where vessels are acquired with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. In discounting the charter rate differences in future periods, the Company uses its Weighted Average Cost of Capital (WACC) adjusted to account for the credit quality of the counterparties, as deemed necessary. The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to time charter revenues over the remaining term of the assumed time charter.

Stock incentive plan awards

Share-based compensation represents vested and non-vested restricted shares granted to officers and directors as well as to non-employees and are included in “General and administrative expenses” in the consolidated statements of operations. In
June 2018,
the FASB issued ASU
2018
-
07,
Improvements to Nonemployee Share-Based Payment Accounting (Topic
718
). ASU
2018
-
07
simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Following the adoption of this ASU, the shares to employees and directors as well as to non-employees are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not
contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and the total fair value of such shares is recognized on a straight-line basis over the requisite service period. Prior to the adoption of this ASU, the fair value of the awards granted to non-employees was measured at the fair value at each reporting period until the non-vested shares vested and performance was complete.

Impairment of long-lived assets

The Company reviews its long-lived assets held for use and their related intangible assets and liabilities for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may
not
be recoverable. If indicators of impairment are present, the Company performs an analysis of the future undiscounted net operating cash flows of the related long-lived assets. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use and eventual disposition of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

Derivative financial instruments

Derivative instruments are recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments' fair value recognized as either a component in other comprehensive income if specific hedge accounting criteria are met in accordance with guidance relating to “Derivatives and Hedging” or in earnings if hedging criteria are not
met.

Preferred shares

Preferred shares are recorded at the initial consideration received less offering expenses and adjusted by including the redemption value of dividends paid in-kind. The Company recognizes changes in the redemption value of the preferred shares immediately as they occur and adjusts the carrying amount of the preferred shares to equal the redemption value at the end of each reporting period to that effect.

Evaluation of purchase transactions

When the Company enters into an acquisition transaction, it determines whether the acquisition transaction was for the purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with ASU
No.
2017
-
01,
Business Combinations (Topic
805
): Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets acquired in an acquisition transaction are concentrated in a single identifiable asset or group of similar identifiable assets, then the set is not
a business. To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition-date fair values. For asset acquisitions, the cost of the acquisition is allocated to individual assets and liabilities on a relative fair value basis. Acquisition costs associated with business combinations are expensed as incurred. Acquisition costs associated with asset acquisitions are capitalized.

Earnings / (loss) per common share

Basic earnings / (loss) per share is computed by dividing net income / (loss) attributable to common shareholders, after the deduction of dividends paid (in cash or in-kind) to preferred shareholders, by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not
include any potentially dilutive securities or any non-vested restricted shares of common stock. These non-vested restricted shares, although classified as issued and outstanding as of
December 31, 2018
and
2019,
are considered contingently returnable until the restrictions lapse and will not
be included in the basic earnings / (loss) per share calculation until the shares are vested.

Diluted earnings / (loss) per share gives effect to all potentially dilutive securities to the extent that they are dilutive, using the treasury stock method. The Company uses the treasury stock method for non-vested restricted shares, while for the preferred shares issued the Company uses the if-converted method to assess the dilutive effect.

Segment reporting

The Company reports financial information and evaluates its operations by charter revenue and not
by the type of ship employment for its customers, i.e. voyage or time charters. The Company does not
use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not
identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one
operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Recent accounting pronouncements

In
June 2016,
the FASB issued Accounting Standards Update (“ASU”)
2016
-
13,
“Financial Instruments - Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments”. The main objective of this update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. In
November 2018,
FASB issued ASU
2018
-
19
“Codification Improvements to Topic
326,
Financial Instruments-Credit Losses”. The amendments in this update clarify that operating lease receivables are not
within the scope of ASC
326
-
20
and should instead be accounted for under the new leasing standard, ASC
842.
 For public business entities, the amendments in this update are effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years. Early application is permitted. The adoption of this ASU is not
expected to have a material effect on the Company’s consolidated financial statements and accompanying notes.

In
August 2018,
the FASB issued ASU
2018
-
13,
“Fair Value Measurement (Topic
820
): Disclosure Framework – Changes to the disclosure requirements for fair value measurement”. The amendments in this update modify the disclosure requirements on fair value measurements in Topic
820,
Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019.
The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The adoption of this ASU is not
expected to have a material effect on the Company’s consolidated financial statements and accompanying notes.